PGIM S&P 500 Buffer 20 ETF - November
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 103.5%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $191,297)(wb)	191,297	$191,297
Options Purchased*~ 102.7%
(cost $25,673,748)		25,847,528

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $25,865,045)		26,038,825
Options Written*~ (3.5)%
(premiums received $1,171,060)		(863,602)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $24,693,985)		25,175,223
Liabilities in excess of other assets (0.0)%		(10,134)

Net Assets 100.0%		$25,165,089

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$6.82		363		36	$24,717,937
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06		363		36	1,129,591
Total Options Purchased (cost $25,673,748)								$25,847,528
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$760.29		363		36	$(532,230)
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$545.65		363		36	(331,372)
Total Options Written (premiums received $1,171,060)								$(863,602)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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